Rule 497(e)

File Nos. 333-189440 and 811-05961

GREAT-WEST SMART TRACK® II VARIABLE ANNUITY

An individual flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company of New York

Supplement dated August 1, 2019 to the Prospectus

and Statement of Additional Information (“SAI”) dated May 1, 2019

This Supplement amends certain information contained in the Prospectus and SAI dated May 1, 2019.

Effective immediately, the Great-West Putnam High Yield Bond Fund has been renamed Great-West High Yield Bond Fund. Accordingly, all references to Great-West Putnam High Yield Bond Fund in the Prospectus and SAI are hereby deleted and replaced with Great-West High Yield Bond Fund.

If you have any questions or would like assistance, you may contact the Retirement Resource Operations Center by calling (877) 723-8723, or by writing to P.O. Box 173920, Denver, CO 80217-3920.

This Supplement must be accompanied by, or read in conjunction with, the current Prospectus and SAI dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.